Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating losses carried forward (note a)	$ 41,240,000	$ 39,188,000
Impairment of long-term equity investment	3,972,000	4,245,000
Allowance for advance to suppliers	1,841,000	1,938,000
Impairment of property and equipment	383,000	209,000
Valuation allowance	(47,223,000)	(45,580,000)	$ (40,924,000)	$ (34,257,000)
Total deferred tax assets, net	213,000	0
Deferred tax liabilities:
Deferred credit arising from an asset acquisition	(687,000)	$ (930,000)
Accumulated net operating loss which can be carried forward indefinitely	5,854,000
Accumulated net operating loss which can be carried forward and will expire during the period from 2021 to 2030	$ 220,231,000